REVENUE AND CONTRACT ACCOUNTING (Details - Contract assets) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Cumulative revenues recognized	$ 8,594,322	$ 5,934,205	$ 5,266,930
Less: Billings or cash received	(7,247,591)	(5,508,483)	(5,263,481)
Contract Assets	1,346,731	425,722	3,449
Contract assets	$ 1,346,731	$ 425,722	$ 3,449